Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Summary Of Company's Reporting Segments
The following table provides information about IPALCO’s business segments (in millions):

	2014			2013			2012
	Utility	All Other	Total	Utility	All Other	Total	Utility	All Other	Total
Operating revenues	$1,322	—	$1,322	$1,256	—	$1,256	$1,230	—	$1,230
Depreciation and amortization	185	—	185	182	—	182	177	—	177
Income taxes	69	(21)	48	58	(20)	38	68	(20)	48
Net income	110	(32)	78	97	(33)	64	104	(32)	72
Utility plant - net of depreciation	2,857	—	2,857	2,553	—	2,553	2,426	—	2,426
Capital expenditures	382	—	382	242	—	242	130	—	130